Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses	$ 24,323	$ 34,035
Other real estate owned	3,919	3,774
Impairment charges on available-for-sale securities	3,611	3,288
Accrued expenses	137	514
Other	5,549	5,189
Total deferred tax assets	37,539	46,800
Deferred tax liabilities:
Bank premises and equipment, principally due to differences on depreciation	(21,529)	(23,313)
Net unrealized gains on available for sale investment securities	(36,156)	(47,252)
Identified intangible assets and goodwill	(18,133)	(18,430)
Other	(10,182)	(9,439)
Total deferred tax liabilities	(86,000)	(98,434)
Net deferred tax liability	$ (48,461)	$ (51,634)